Pacific Financial Faith & Values Based Moderate Fund
Pacific Financial Faith & Values Based Moderate Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Faith & Values Based Moderate Fund	Pacific Financial Faith & Values Based Moderate Fund Institutional Class Shares	Pacific Financial Faith & Values Based Moderate Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pacific Financial Faith & Values Based Moderate Fund		Pacific Financial Faith & Values Based Moderate Fund Institutional Class Shares	Pacific Financial Faith & Values Based Moderate Fund Investor Class Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.58%	0.58%
Acquired Fund Fees and Expenses	[1][2]	0.80%	0.80%
Total Annual Fund Operating Expenses		2.63%	2.63%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Faith & Values Based Moderate Fund (USD $)	1 Year	3 Years
Pacific Financial Faith & Values Based Moderate Fund Institutional Class Shares	266	817
Pacific Financial Faith & Values Based Moderate Fund Investor Class Shares	341	1,039

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on the adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  The Fund may invest in other investment companies, including ETFs (“Underlying Funds”).  ETFs in which the Fund invests typically ~~seek to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.~~

~~The Faith Based Moderate Fund seeks to achieve its investment objective by investing in a  balanced portfolio of fixed income and equity securities.  Under normal circumstances, the Fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.  The Fund will invest the fixed income portion of the portfolio directly or in other Underlying Funds (including ETFs) that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities.  While the Fund typically seeks to invest in investment grade fixed income securities (rated “BBB-” or better by S&P), there is no minimum credit quality or maturity and the Fund may invest in fixed income securities of any credit quality or maturity.  The Fund will also invest in equity securities directly or through other investment companies (including ETFs) that invest primarily in common stock of U.S. or foreign companies of any capitalization, or geographic location.  The Fund may also invest in REITs.  In selecting securities for the Fund, the adviser will apply an ethical screening, and exclude from the Fund any company that derives more than 20% of its revenues from abortion, pornography, liquor or tobacco, or is otherwise determined to be involved in promoting abortion, pornography, liquor or tobacco.  Ethical screening is provided by a third party research firm which will be utilized to apply the Fund’s ethical screens and provide the adviser a list of securities that do not satisfy the ethical screening criteria and therefore are not eligible for investment.  The Fund may invest in leveraged Underlying Funds and up to 10% of the Fund’s net assets in derivative securities of any kind.  The Fund’s investments in leveraged funds and derivative securities are expected to consist primarily of options, future contracts, or options on futures contracts.  The Fund uses leveraged Underlying Funds and derivative investments for leverage, to increase the potential return on an investment.   The use of leverage generates returns that are more pronounced, both positively and negatively, than what would be generated on invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.~~

~~In selecting the Faith & Values Based Moderate Fund’s positions, the adviser will use its proprietary investment research "Rational Analysis" processes, as described below, but excludes the securities of any companies that are not eligible for investment under the ethical screening criteria described above.  The particular allocation of positions will change from time to time as market forces dictate.~~

  ~~The adviser’s “Rational Analysis” uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.~~

~~· Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.~~

~~· Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.~~

~~· Quantitative Studies :  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.~~

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

· Company Risk :  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

· Derivatives Risk :  Derivative instruments derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

· Emerging Markets Risk :  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  ETF and Underlying Fund Risk .   Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund is subject to specific risks, depending on its investments.

· Ethical Investing Risk .  The Fund’s social and moral governance criteria limit the available investments compared to funds with no such criteria.  Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds with no such criteria.

· Fixed Income Risk :   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

· Foreign Risk :  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

· Futures and Options Risk .  The use of options, futures contracts or options on futures contracts for risk management or hedging purposes may not be successful, resulting in losses to the Fund.  In addition, the cost of hedging may reduce the Fund’s returns, and the use of futures and options for investment purposes increases the Fund’s potential for loss.

· Hedging Risk :  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund's exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

· Leverage Risk :   The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by a leveraged Underlying Fund or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations Risk :  The Fund is a new mutual fund and has a limited history of operations.

· Management Risk :  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

· Market Risk :  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

· Portfolio Turnover Risk :  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

· Real Estate Risk : Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

· Small-Cap and Mid-Cap Securities Risk :  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.tpfg.com or by calling 1-888-451-TPFG.